Exhibit 99.3 Schedule 3

Client Name:
Client Project Name:	BARC 2025-NQM1
Start - End Dates:	6/28/2024 - 11/12/2024
Deal Loan Count:	46

Loan Level Tape Compare Upload
Loans in Report	37

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
900000319	XXXXXX	Representative Credit Score for Grading	798	777
900000363	XXXXXX	Debt to Income Ratio (Back)	44.6	44.2042
900000328	XXXXXX	Debt to Income Ratio (Back)	35.2	35.0854
900000328	XXXXXX	Representative Credit Score for Grading	675	685
900000384	XXXXXX	Debt to Income Ratio (Back)	38.8	38.7772
900000367	XXXXXX	Debt to Income Ratio (Back)	15.8	15.8831
900000289	XXXXXX	Representative Credit Score for Grading	776	777
900000377	XXXXXX	Debt to Income Ratio (Back)	27.6	36.5324
900000330	XXXXXX	Debt to Income Ratio (Back)	26.8000	20.8874
900000342	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
900000380	XXXXXX	Debt to Income Ratio (Back)	11.1	10.8748
900000402	XXXXXX	Combined LTV	54.9	54.9495
900000402	XXXXXX	Original LTV	54.9	54.9495
900000354	XXXXXX	Debt to Income Ratio (Back)	37.7	37.6637
900000359	XXXXXX	Debt to Income Ratio (Back)	50.4	48.6871
900000359	XXXXXX	Representative Credit Score for Grading	712	716
900000297	XXXXXX	Combined LTV	64.8	64.8423
900000297	XXXXXX	Debt to Income Ratio (Back)	39.3	39.321
900000297	XXXXXX	Original LTV	64.8	64.8423
900000408	XXXXXX	Combined LTV	69	68.9873
900000408	XXXXXX	Debt to Income Ratio (Back)	36.5	36.4844
900000408	XXXXXX	Original LTV	69	68.9873
900000332	XXXXXX	Debt to Income Ratio (Back)	49	48.1678
900000585	XXXXXX	Debt to Income Ratio (Back)	20.7	19.3007
900000338	XXXXXX	Combined LTV	63.4	63.4518
900000338	XXXXXX	Debt to Income Ratio (Back)	42.4	42.5064
900000338	XXXXXX	Original LTV	63.4	63.4518
900000385	XXXXXX	Debt to Income Ratio (Back)	26.2	25.1359
900000333	XXXXXX	Debt to Income Ratio (Back)	28.5	30.8478
900000388	XXXXXX	Combined LTV	54.7	50
900000388	XXXXXX	Debt to Income Ratio (Back)	41.3	43.3737
900000388	XXXXXX	Original LTV	54.7	50
900000294	XXXXXX	Combined LTV	54.7	54.6584
900000294	XXXXXX	Debt to Income Ratio (Back)	47.3	42.6803
900000294	XXXXXX	Original LTV	54.7	54.6584
900000355	XXXXXX	Debt to Income Ratio (Back)	5.9	7.5229
900000299	XXXXXX	Combined LTV	50.8	50.8475
900000299	XXXXXX	Debt to Income Ratio (Back)	44.2	41.91
900000299	XXXXXX	Original LTV	50.8	50.8475
900000339	XXXXXX	Debt to Income Ratio (Back)	47.3	46.9643
900000290	XXXXXX	Debt to Income Ratio (Back)	40.4	38.015
900000290	XXXXXX	Representative Credit Score for Grading	739	777
900000345	XXXXXX	Debt to Income Ratio (Back)	48.8	47.8605
900000316	XXXXXX	Debt to Income Ratio (Back)	16.8000	16.8088

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.